UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	April 25,2011
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   58
Form 13F Information Table Value Total:   147231 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     4144    44325 SH       SOLE                    42675              1650
A T & T INC NEW                COM              00206R102     3629   118547 SH       SOLE                   115047              3500
ABBOTT LABORATORIES            COM              002824100      235     4800 SH       SOLE                     4800
AGILENT TECH INC               COM              00846u101     2450    54715 SH       SOLE                    54340               375
AMERICAN EXPRESS CO            COM              025816109     2467    54589 SH       SOLE                    54589
APACHE CORP                    COM              037411105      475     3630 SH       SOLE                     3405               225
APPLIED MATERIALS INC          COM              038222105     1845   118110 SH       SOLE                   114985              3125
AUTODESK INC                   COM              052769106     1103    25000 SH       SOLE                    25000
AUTOMATIC DATA PROCESSINGINC   COM              053015103     1995    38885 SH       SOLE                    38185               700
BERKSHIRE HATHAWAY INCDEL CL B COM              084670702     3221    38520 SH       SOLE                    37720               800
BOEING CO                      COM              097023105     2202    29785 SH       SOLE                    28935               850
BOSWELL JG CO COM              COM              101205102      394      481 SH       SOLE                       50               431
CHEVRON CORP NEW               COM              166764100     7823    72782 SH       SOLE                    72782
CHUBB CORP                     COM              171232101     3394    55355 SH       SOLE                    52705              2650
COCA COLA CO                   COM              191216100     4082    61535 SH       SOLE                    58985              2550
CONOCOPHILLIPS                 COM              20825c104     3603    45117 SH       SOLE                    43367              1750
COOPER INDUSTRIES PLC          COM              g24140108     1646    25365 SH       SOLE                    25115               250
COSTCO WHOLESALE CORP          COM              22160k105     2759    37633 SH       SOLE                    36833               800
DEERE & COMPANY                COM              244199105     4660    48095 SH       SOLE                    47295               800
DISNEY WALT CO                 COM              254687106     3615    83890 SH       SOLE                    82190              1700
DOMINION RESOURCES INCVA  NEW  COM              25746u109      401     8960 SH       SOLE                     6110              2850
DU PONT E I DE NEMOURS& CO     COM              263534109     3741    68060 SH       SOLE                    65560              2500
EMERSON ELECTRIC CO            COM              291011104     3788    64830 SH       SOLE                    62780              2050
ESTEE LAUDER COMPANIESINC CL A COM              518439104     3373    35000 SH       SOLE                    33650              1350
EXELON CORP                    COM              30161n101      208     5055 SH       SOLE                     3705              1350
EXXON MOBIL CORP               COM              30231g102     5493    65295 SH       SOLE                    62845              2450
FEDEX CORP                     COM              31428x106     2178    23287 SH       SOLE                    22787               500
GENERAL ELECTRIC CO            COM              369604103     1841    91837 SH       SOLE                    91087               750
HEWLETT-PACKARD CO DE          COM              428236103     2504    61130 SH       SOLE                    58730              2400
HOME DEPOT INC                 COM              437076102     1486    40110 SH       SOLE                    40110
INTEL CORP                     COM              458140100     3636   180154 SH       SOLE                   176154              4000
INTL BUSINESS MACH             COM              459200101     3485    21369 SH       SOLE                    21169               200
JOHNSON & JOHNSON              COM              478160104     3285    55440 SH       SOLE                    53290              2150
JPMORGAN CHASE & CO            COM              46625h100     2703    58635 SH       SOLE                    56835              1800
KELLOGG COMPANY                COM              487836108     2994    55460 SH       SOLE                    52960              2500
LILLY ELI & CO                 COM              532457108     3385    96255 SH       SOLE                    93005              3250
LOEWS CORP                     COM              540424108     1814    42090 SH       SOLE                    41590               500
MEDTRONIC INC                  COM              585055106     3597    91415 SH       SOLE                    88215              3200
MICROSOFT CORP                 COM              594918104     4346   171156 SH       SOLE                   164456              6700
MIDWAY GOLD CORP               COM              598153104       27    15000 SH       SOLE                    15000
NEWS CORP LTD CL A             COM              65248E104     2039   115983 SH       SOLE                   114783              1200
NOBLE ENERGY INC COM           COM              655044105     2612    27025 SH       SOLE                    26475               550
NORDSTROM INC                  COM              655664100     1346    30000 SH       SOLE                    30000
NOVARTIS AG ADR-EACH REPR1 CHF COM              66987v109     1979    36419 SH       SOLE                    36019               400
PACCAR INC                     COM              693718108     1873    35765 SH       SOLE                    34265              1500
PENTAIR INC                    COM              709631105     1500    39685 SH       SOLE                    37935              1750
PHILIP MORRIS INTL INCCOM      COM              718172109     2441    37200 SH       SOLE                    35650              1550
PROCTER & GAMBLE CO            COM              742718109     4078    66198 SH       SOLE                    64098              2100
SCHLUMBERGER LIMITED COMSTK US COM              806857108     4104    44005 SH       SOLE                    42305              1700
SIEMENS AG ADR-EACH CNVINTO 1  COM              826197501      567     4125 SH       SOLE                     3925               200
SIGMA ALDRICH CORP             COM              826552101     1973    31005 SH       SOLE                    30405               600
SYSCO CORP                     COM              871829107     2353    84930 SH       SOLE                    81880              3050
US BANCORP DEL COMNEW          COM              902973304     1616    61150 SH       SOLE                    59650              1500
VERIZON COMMUNICATIONS         COM              92343V104      222     5750 SH       SOLE                     5750
WAL-MART STORES INC            COM              931142103     3729    71640 SH       SOLE                    68940              2700
WASHINGTON POST CO CLB         COM              939640108     1370     3131 SH       SOLE                     3081                50
WELLS FARGO & CO NEW           COM              949746101     1965    61966 SH       SOLE                    59616              2350
ISHARES BARCLAYS US AGGREGATE                   464287226     1435 13650.000SH       SOLE                13450.000           200.000
Report Summary		     58 Data Records    (X1000)    147231 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
